Debt - Additional information (Details) $ in Thousands					3 Months Ended
	Aug. 20, 2025 USD ($)	Jul. 23, 2025 USD ($) subsidiary item	Jun. 15, 2023 USD ($)	Aug. 05, 2022 USD ($) subsidiary item	Mar. 31, 2026 USD ($) facility item	Dec. 31, 2025 USD ($)
Debt
Number of loan facilities | facility					2
Number of vessels with loans | item					20
Fair market value percentage					40.00%
Minimum
Debt
Required minimum solvency covenant					30.00%
Cash percentage					60.00%
Fair market value percentage					130.00%
Percentage of outstanding debt					5.00%
Required minimum cash and cash equivalents					$ 18,750
Minimum net worth required					200,000
$350 million Revolving Credit Facility
Debt
Number of subsidiaries | subsidiary		20
Maximum borrowing capacity		$ 350,000			350,000
Number of vessels previously financed under lease arrangements | item		20
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)		1.80%
Revolving credit facility drawn down					97,000
Revolving credit facility undrawn					227,900
ABN CACIB Joint Bank Facility
Debt
Number of vessels with loans | item				7
Number of vessels previously financed under lease arrangements | item				3
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)				2.50%
Revolving credit facility drawn down				$ 108,000
ABN CACIB Revolving Bank Facility
Debt
Number of subsidiaries | subsidiary				7
Percentage of outstanding balance converted into a revolving credit facility			50.00%
Percentage continuing as a term loan facility			50.00%
Outstanding balance			$ 49,200
Nordea SEB Revolving Facility
Debt
Number of subsidiaries | subsidiary				12
Maximum borrowing capacity				$ 185,000
Number of vessels with loans | item				6
Number of vessels previously financed under lease arrangements | item				12
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)				2.50%
Number of days to provide notice for draw down or repayment of debt				5 days
Revolving credit facility drawn down		$ 10,000
$15 million Working Capital Facility
Debt
Maximum borrowing capacity	$ 15,000				15,000	$ 15,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Interest rates (SOFR)	3.10%
Revolving credit facility drawn down					6,400
Revolving credit facility undrawn					$ 8,600